SCHEDULE OF OPTION ACTIVITY AND RELATED INFORMATION (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Number of Options, Balance at the beginning	262,720	404,773
Weighted- Average Exercise Price - Balances at the beginning	$ 24.21	$ 18.18
Weighted- Average Grant Date Fair Value, Balances at the beginning	$ 14.13	$ 10.89
Weighted- Average Remaining Contractual Life (in years)	6 years 6 months	7 years 7 months 6 days	7 years 10 months 24 days
Aggregate Intrinsic value Balances at the beginning	$ 60	$ 35,898
Number of Options granted		15,956
Weighted- Average Exercise Price Options granted		$ 67.50
Weighted- Average Grant Date Fair Value, Options granted		34.38
Aggregate Intrinsic value Options granted		$ 632,000
Number of Options forfeited	(27,029)	(56,013)
Weighted- Average Exercise Price Options forfeited	$ 26.53	$ 26.55
Weighted- Average Grant Date Fair Value, Options forfeited	$ 26.53	$ 14.67
Aggregate Intrinsic value Options forfeited	$ 4	$ 439
Number of Options exercised	(1,222)	(101,996)
Weighted- Average Exercise Price Options Exercised	$ 3.17	$ 5.76
Weighted- Average Grant Date Fair Value, Options exercised	$ 3.17	$ 11.52
Aggregate Intrinsic value Options exercised		$ 585
Number of Options, Balance at the end	168,809	262,720	404,773
Weighted- Average Exercise Price Balances at the end	$ 25.97	$ 24.21	$ 18.18
Weighted- Average Grant Date Fair Value, Balances at the end	$ 25.97	$ 14.13	$ 10.89
Aggregate Intrinsic value Balances at the end		$ 60	$ 35,898
Number of Options expired	(65,660)
Weighted- Average Exercise Price Options expired	$ 18.93
Weighted- Average Grant Date Fair Value, Options expired	$ 18.93
Aggregate Intrinsic value Options expired	$ 492
Number of Options, Vested and Exercisable	146,613
Weighted- Average Exercise Price Vested and Exercisable	$ 24.79
Weighted- Average Remaining Contractual Life (in years), Vested and Exercisable	6 years 5 months 19 days
Aggregate Intrinsic value Vested and Exercisable
Number of Options, Vested and expected to vest	168,809
Weighted- Average Exercise Price Vested and expected to vest	$ 25.97
Weighted- Average Remaining Contractual Life (in years), Vested and expected to vest	6 years 6 months
Aggregate Intrinsic value Vested and expected to vest